Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (257,782)	$ (68,293)	$ (53,179)
Adjustments to reconcile net loss to cash flows used in operating activities
Stock-based compensation	39,743	32,202	814
Depreciation	3,698	3,309	2,330
Amortization of intangible assets	1,629	0	0
Inventory net realizable value write downs	6,748	0	0
Non-cash lease expense	1,113	0	0
Deferred income taxes (benefit)	(385)	0	0
Gain on change in fair value of public and private placement of warrants	(25,681)	0	0
Gain on forgiveness of PPP note	(4,850)	0	0
Gain on change in fair value of contingent consideration	(4,700)	0	0
Loss on extinguishment of convertible notes	131,908	0	0
Loss on extinguishment of convertible notes attributable to related parties	1,875	0	0
Amortization of convertible note discounts	315	3,805	409
Amortization of convertible note discounts attributable to related parties	55	659	327
(Gain) loss on mark to market derivatives	0	(6,639)	209
(Gain) loss on mark to market derivatives attributable to related parties	0	(1,506)	255
Trade accounts receivable	(1,816)	0	0
Inventories	(12,925)	(649)	0
Prepaid and other current assets	(10,958)	280	(134)
Other non-current assets	(570)	279	110
Accounts payable	1,327	(26)	1,440
Lease liabilities	(1,156)	0	0
Accrued expenses and other current liabilities	18,835	3,741	(516)
Other non-current liabilities	(779)	(12)	811
Net cash used in operating activities	(114,356)	(32,850)	(47,124)
Cash flows from investing activities:
Acquisition of Apollo, net of cash acquired	(19,360)	0	0
Acquisition of trademark	(3,350)	0	0
Purchases of property, plant and equipment	(38,349)	(2,186)	(15,254)
Net cash used in investing activities	(61,059)	(2,186)	(15,254)
Cash flows from financing activities:
Settlement of public and private placement of warrants	(59)	0	0
Proceeds from business combination and private offering, net of transaction costs of $23,337	463,648	0	0
Borrowings on Pendrell bridge loan	10,000	0	0
Repayment on Pendrell bridge loan	(10,000)	0	0
Proceeds from issuance of Series C preferred stock	30,000	0	0
Issuance cost of Series C preferred stock	(94)	0	0
Proceeds from issuance of convertible notes	0	30,352	18,235
Proceeds from issuance of convertible notes to related parties		648	10,600
Borrowings on term loans	0	0	3,000
Repayments on term loans	(2,800)	(200)	0
Borrowings on equipment advances	0	0	7,000
Repayments on equipment advances	(3,636)	(1,400)	(1,964)
Borrowings on economic injury disaster loan	0	500	0
Repayments on economic injury disaster loan	0	(500)	0
Borrowings on paycheck protection program loan	0	4,850	0
Proceeds from stock issued under equity plans	1,970	878	34
Proceeds from Employee Stock Purchase Plan	782	0	0
Net cash provided by financing activities	489,811	35,128	36,905
Net increase (decrease) in cash and cash equivalents	314,396	92	(25,473)
Cash and cash equivalents at beginning of period	10,611	10,519	35,992
Cash and cash equivalents at end of period	325,007	10,611	10,519
Non-cash activities:
Conversion of Series A, Series B, Series C, and Founders' convertible preferred into common stock	330,764	0	0
Assets acquired included in accounts payable and accrued expenses and other current liabilities	8,693	448	1,255
Public and private placement of warrants acquired as part of business combination	56,786	0	0
Conversion of public and private placement of warrants into Class A common stock	31,047	0	0
Change in redemption value of Convertible Preferred Stock	1,011,726	0	0
Fair value of contingent consideration provided upon acquisition of Apollo Fusion, Inc.	18,400	0	0
Kodiak Spaceport financing obligation	0	0	765
Supplemental disclosures of cash flow information:
Cash paid for interest	691	414	359
Common Class A [Member]
Non-cash activities:
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.	$ 33,008	$ 0	$ 0